UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

Two thousand nine may have been a good year for small cap value stocks, but 2010 was even better. The Russell 2000 Value Index climbed 24.5% in 2010 after advancing 20.6% in 2009. The small value segment of the market, however, is still about 15% off its highs last reached in June 2007. Since the beginning of the stock market turnaround in March 2009, small caps have outpaced their large cap brethren by nearly 30%, as investors have increased their risk tolerance in light of continuing improvement in the overall economic picture. Headline news was positive on balance in 2010, with improvements in corporate earnings, GDP growth, and continued accommodative monetary policy from the Federal Reserve. Not all was rosy, however. The Gulf oil spill, stubbornly high levels of unemployment, and concerns over the European sovereign debt crisis were dark clouds in the economic picture, and led to a temporary pullback in the second quarter.

The stock market did find enough in the data, however, to push further ahead into recovery. Against this backdrop, the Maxim Small-Cap Value Portfolio significantly outperformed in 2010, besting its benchmark in all four quarters. As fund managers we seek out attractively-valued companies with strong and improving fundamentals, price momentum, and shareholder-leaning management. These are the four investment themes on which we build a portfolio and we refer to them as Relative Value, Earnings Momentum, Price Trend, and Management Action, respectively. In 2010, all four investment themes were rewarded. The strongest results came from Relative Value, as stocks that were available for a discount, based on earnings and cash flow, generally outperformed their industry peers. Drilling down to the sector and industry level, the biggest contributions came from stock selection in Financials (banks, asset managers/brokers, and insurers) and Health Care (drugs).

After a successful 2010, this Portfolio has now outperformed its benchmark in eight of the last nine quarters. We are never fully content with past success, however. Rather, we believe in a process of never-ending improvement. We plan to continue this work of purposeful evolution in 2011 to position the Portfolio for future success.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Russell 2000 Value Index
	10,000.00	10,000.00
2008*	7,116.00	7,201.00
2009	8,601.11	8,684.41
2010	11,333.02	10,812.09

*The Portfolio’s inception date was May 15, 2008.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Since Inception (5/15/08)
31.76%	4.81%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2010

Sector	% of Portfolio Investments
Communications	2.81%
Consumer Products & Services	17.52%
Financial Services	33.92%
Health Care Related	6.44%
Industrial Products & Services	7.55%
Natural Resources	10.48%
Short Term Investments	2.05%
Technology	8.95%
Transportation	5.09%
Utilities	5.19%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$1,000.00	$1,302.37	$8.12

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

                      MAXIM SERIES FUND, INC.

                                                     Financial Reports for the Year Ended December 31, 2010

                                                     Maxim Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 1.46%
13,800	Ceradyne Inc *	435,114
8,000	Cubic Corp	377,200
500	Esterline Technologies Corp *	34,295
38,400	GenCorp Inc *	198,528
		$1,045,137

Air Freight — 1.31%
16,300	Atlas Air Worldwide Holdings Inc *	910,029
1,500	Park-Ohio Holdings Corp *	31,365
		$941,394

Airlines — 1.64%
10,300	Alaska Air Group Inc *	583,907
43,800	JetBlue Airways Corp *	289,518
4,500	Pinnacle Airlines Corp *	35,550
26,800	US Airways Group Inc *	268,268
		$1,177,243

Auto Parts & Equipment — 0.88%
38,100	American Axle & Manufacturing Holdings Inc *	489,966
2,200	Motorcar Parts of America Inc *	28,688
3,900	Spartan Motors Inc	23,751
6,700	Standard Motor Products Inc	91,790
		$634,195

Banks — 9.27%
5,300	1st Source Corp	107,272
17,700	Bancorp Inc *	180,009
6,700	Bank of Hawaii Corp	316,307
14,800	Boston Private Financial Holdings Inc	96,940
1,600	Camden National Corp	57,968
900	Century Bancorp Inc	24,111
2,500	Citizens & Northern Corp	37,150
3,200	City Holding Co	115,936
34,500	Community Bank System Inc	958,065
39,500	CVB Financial Corp	342,465
3,900	Enterprise Financial Services Corp	40,794
2,400	Financial Institutions Inc	45,528
1,050	First Citizens BancShares Inc Class A	198,503
6,200	First Financial Bancorp	114,576
7,000	First Financial Bankshares Inc	358,260
2,400	First Financial Corp	84,336
32,100	Fulton Financial Corp	331,914
2,800	Great Southern Bancorp Inc	66,052
2,100	Independent Bank Corp (MA)	56,805
5,900	Lakeland Bancorp Inc	64,723

6,700	Lakeland Financial Corp	143,782
2,500	MainSource Financial Group Inc	26,025
1,200	NBT Bancorp Inc	28,980
1,600	Northrim BanCorp Inc	30,912
42,900	Old National Bancorp	510,081
900	Orrstown Financial Services Inc	24,669
7,100	Park National Corp	515,957
2,900	S&T Bancorp Inc	65,511
3,800	SCBT Financial Corp	124,450
3,100	Southwest Bancorp Inc *	38,440
2,100	State Bancorp Inc	19,425
4,700	Suffolk Bancorp	115,996
8,700	Sun Bancorp Inc *	40,368
6,700	SY Bancorp Inc	164,485
600	Tompkins Financial Corp	23,496
2,300	UMB Financial Corp	95,266
17,900	United Bankshares Inc	522,680
3,800	Virginia Commerce Bancorp Inc *	23,484
3,900	Washington Trust Bancorp Inc	85,332
19,400	Webster Financial Corp	382,180
2,000	WesBanco Inc	37,920
5,900	West Bancorp Inc	45,961
		$6,663,114

Biotechnology — 0.67%
8,100	Martek Biosciences Corp *	253,530
23,800	Vanda Pharmaceuticals Inc *	225,148
		$478,678

Broadcast/Media — 0.14%
7,600	Harte-Hanks Inc	97,052
		$97,052

Building Materials — 0.47%
24,900	Gibraltar Industries Inc *	337,893
		$337,893

Chemicals — 1.80%
4,200	Innospec Inc *	85,680
3,800	Minerals Technologies Inc	248,558
15,600	OM Group Inc *	600,756
10,200	Omnova Solutions Inc *	85,272
6,900	Rockwood Holdings Inc *	269,928
		$1,290,194

Communications - Equipment — 1.31%
13,600	Arris Group Inc *	152,592
4,200	Black Box Corp	160,818
12,500	InterDigital Inc *	520,500
3,000	Oplink Communications Inc *	55,410
7,600	Symmetricom Inc *	53,884
		$943,204

Computer Hardware & Systems — 1.14%
50,100	Imation Corp *	516,531
7,600	Novatel Wireless Inc *	72,580
13,200	STEC Inc *	232,980
		$822,091

Computer Software & Services — 2.25%
98,400	EarthLink Inc	846,240
30,000	Epicor Software Corp *	303,000
10,700	ModusLink Global Solutions Inc *	71,690
8,000	TheStreet.com Inc	21,360
23,500	ValueClick Inc *	376,705
		$1,618,995

Conglomerates — 0.06%
1,400	Standex International Corp	41,874
		$41,874

Cosmetics & Personal Care — 0.03%
1,500	Nutraceutical International Corp *	21,285
		$21,285

Distributors — 1.75%
6,800	Audiovox Corp Class A *	58,684
5,400	Core-Mark Holding Co Inc *	192,186
900	Lawson Products Inc	22,401
22,700	United Rentals Inc *	516,425
8,900	WESCO International Inc *	469,920
		$1,259,616

Electric Companies — 2.89%
5,600	Cleco Corp	172,256
36,200	El Paso Electric Co *	996,586
25,300	UniSource Energy Corp	906,752
		$2,075,594

Electronic Instruments & Equipment — 2.85%
1,600	Anixter International Inc	95,568
2,300	AO Smith Corp	87,584
25,300	AVX Corp	390,379
8,700	CTS Corp	96,222
1,000	General Cable Corp *	35,090
1,700	Insight Enterprises Inc *	22,372
4,300	LoJack Corp *	27,778
15,100	RadiSys Corp *	134,390
4,800	Tech Data Corp *	211,296
7,500	Thomas & Betts Corp *	362,250
3,100	Ultralife Corp *	20,491
38,500	Vishay Intertechnology Inc *	565,180
		$2,048,600

Electronics - Semiconductor — 1.31%
4,700	DSP Group Inc *	38,258
25,900	Fairchild Semiconductor International Inc *	404,299
7,100	Lattice Semiconductor Corp *	43,026
17,700	Micrel Inc	229,923
38,300	Photronics Inc *	226,353
		$941,859
Engineering & Construction — 0.51%
49,800	Great Lakes Dredge & Dock Corp	367,026
		$367,026

Financial Services — 3.61%
26,000	American Capital Ltd *	196,560
11,300	Arlington Asset Investment Corp Class A	271,087
10,200	BlackRock Kelso Capital Corp	112,812
7,200	Calamos Asset Management Inc Class A	100,800
21,000	Compass Diversified Holdings	371,490
2,100	Gladstone Capital Corp	24,192
3,600	Hercules Technology Growth Capital Inc	37,296
3,600	Kayne Anderson Energy Development Co	64,836
47,300	KKR Financial Holdings LLC	439,890
2,200	Marlin Business Services Corp *	27,830
18,600	MCG Capital Corp	129,642
2,600	Medallion Financial Corp	21,320
6,200	NewStar Financial Inc *	65,534
4,500	NGP Capital Resources Co	41,400
61,100	TICC Capital Corp	684,931
		$2,589,620

Food & Beverages — 0.83%
900	Andersons Inc	32,715
7,100	B&G Foods Inc	97,483
700	Coca-Cola Bottling Co Consolidated	38,906
1,800	Hain Celestial Group Inc *	48,708
2,600	John B Sanfilippo & Son Inc *	32,344
2,800	MGP Ingredients Inc	30,912
4,000	Nash Finch Co	170,040
10,500	Susser Holdings Corp *	145,425
		$596,533

Foreign Banks — 1.04%
40,500	Banco Latinoamericano de Exportaciones SA	747,630
		$747,630

Gold, Metals & Mining — 1.66%
1,500	Haynes International Inc	62,745
100,100	Hecla Mining Co *	1,127,126
		$1,189,871

Health Care Related — 1.89%
52,200	Five Star Quality Care Inc *	369,054
5,100	Health Management Associates Inc Class A *	48,654
1,800	Kindred Healthcare Inc *	33,066
12,400	Magellan Health Services Inc *	586,272
2,100	PDI Inc *	22,134
15,500	PharMerica Corp *	177,475
3,000	Providence Service Corp *	48,210
3,700	US Physical Therapy Inc *	73,334
		$1,358,199

Homebuilding — 1.31%
24,100	Beazer Homes USA Inc *	129,899
7,500	Hovnanian Enterprises Inc Class A *	30,675
1,300	Ryland Group Inc	22,139
164,300	Standard Pacific Corp *	755,780
		$938,493

Hotels/Motels — 0.03%
2,900	Red Lion Hotels Corp *	23,142
		$23,142

Household Goods — 1.16%
6,900	Blyth Inc	237,912
29,100	Central Garden & Pet Co *	287,508
7,400	Furniture Brands International Inc *	38,036
7,400	Helen of Troy Ltd *	220,076
3,300	Lifetime Brands Inc *	46,332
		$829,864

Insurance Related — 6.17%
7,000	Allied World Assurance Co Holdings Ltd	416,080
72,700	American Equity Investment Life Holding Co	912,385
6,500	Amtrust Financial Services Inc	113,750
11,400	Aspen Insurance Holdings Ltd	326,268
10,400	Crawford & Co Class B *	35,360
12,400	Employers Holdings Inc	216,752
1,300	Endurance Specialty Holdings Ltd	59,891
5,200	Enstar Group Ltd *	439,816
4,000	FPIC Insurance Group Inc *	147,840
21,100	Montpelier Re Holdings Ltd	420,734
10,000	National Financial Partners Corp *	134,000
21,800	Phoenix Cos Inc *	55,372
19,200	Platinum Underwriters Holdings Ltd	863,424
800	ProAssurance Corp *	48,480
1,800	United Fire & Casualty Co	40,176
8,200	Unitrin Inc	201,228
		$4,431,556

Investment Bank/Brokerage Firm — 0.72%
59,100	BGC Partners Inc Class A	491,121
900	Oppenheimer Holdings Inc Class A	23,589
		$514,710

Leisure & Entertainment — 1.56%
13,800	Arctic Cat Inc *	202,032
7,000	Isle of Capri Casinos Inc *	71,540
43,100	JAKKS Pacific Inc *	785,282
5,100	Multimedia Games Inc *	28,458
2,000	Sturm Ruger & Co Inc	30,580
		$1,117,892

Machinery — 3.84%
6,800	Altra Holdings Inc *	135,048
5,400	Briggs & Stratton Corp	106,326
6,500	Crane Co	266,955
1,200	EnPro Industries Inc *	49,872
2,400	Hardinge Inc	23,376
6,200	Kadant Inc *	146,134
5,600	Miller Industries Inc	79,688
2,900	Mueller Industries Inc	94,830
5,100	NACCO Industries Inc Class A	552,687
12,400	Oshkosh Corp *	436,976
3,600	Toro Co	221,904
2,700	Twin Disc Inc	80,622

14,600	Watts Water Technologies Inc Class A	534,214
1,900	Xerium Technologies Inc *	30,305
		$2,758,937

Manufacturing — 0.07%
1,700	Measurement Specialties Inc *	49,895
		$49,895

Medical Products — 2.14%
1,200	Cooper Cos Inc	67,608
2,100	Cyberonics Inc *	65,142
10,100	Hill-Rom Holdings Inc	397,637
23,700	Invacare Corp	714,792
800	Sirona Dental Systems Inc *	33,424
3,400	SonoSite Inc *	107,440
4,200	STERIS Corp	153,132
		$1,539,175

Miscellaneous — 0.22%
3,200	G&K Services Inc Class A	98,912
6,100	Navigant Consulting Inc *	56,120
		$155,032

Oil & Gas — 6.69%
8,200	Bronco Drilling Co Inc *	65,600
20,500	Cloud Peak Energy Inc *	476,215
42,500	Complete Production Services Inc *	1,255,875
62,600	Hercules Offshore Inc *	216,596
55,900	International Coal Group Inc *	432,666
7,700	Oil States International Inc *	493,493
27,300	Petroquest Energy Inc *	205,569
17,900	Stone Energy Corp *	398,991
50,000	W&T Offshore Inc	893,500
35,300	Western Refining Inc *	373,474
		$4,811,979

Paper & Forest Products — 2.21%
16,400	Buckeye Technologies Inc	344,564
9,100	Domtar Corp	690,872
35,900	KapStone Paper & Packaging Corp *	549,270
		$1,584,706

Personal Loans — 1.43%
68,300	Advance America Cash Advance Centers Inc	385,212
7,100	QC Holdings Inc	26,554
11,600	World Acceptance Corp *	612,480
		$1,024,246

Pharmaceuticals — 1.80%
2,000	Impax Laboratories Inc *	40,220
28,600	Medicis Pharmaceutical Corp Class A	766,194
11,200	Par Pharmaceutical Cos Inc *	431,312
3,000	ViroPharma Inc *	51,960
		$1,289,686

Pollution Control — 0.05%
2,000	US Ecology Inc	34,760
		$34,760

Printing & Publishing — 0.87%
23,800	AH Belo Corp *	207,060
2,000	Consolidated Graphics Inc *	96,860
9,900	Valassis Communications Inc *	320,265
		$624,185

Real Estate — 11.95%
11,700	Arbor Realty Trust Inc REIT *	69,732
23,800	Ashford Hospitality Trust REIT *	229,670
4,400	Associated Estates Realty Corp REIT	67,276
3,800	BRT Realty Trust REIT *	27,322
30,000	CapLease Inc REIT	174,600
6,700	CBL & Associates Properties Inc REIT	117,250
60,000	Colonial Properties Trust REIT	1,083,000
53,300	Extra Space Storage Inc REIT	927,420
62,200	FelCor Lodging Trust Inc REIT *	437,888
6,400	First Potomac Realty Trust REIT	107,648
27,300	Getty Realty Corp REIT	853,944
14,100	Hersha Hospitality Trust REIT	93,060
43,400	Lexington Realty Trust REIT	345,030
13,300	Mission West Properties Inc REIT	88,977
7,600	Monmouth Real Estate Investment Corp REIT	64,600
17,400	National Health Investors Inc REIT	783,348
16,900	Newcastle Investment Corp REIT *	113,230
17,700	One Liberty Properties Inc REIT	295,590
19,600	Post Properties Inc REIT	711,480
1,200	PS Business Parks Inc REIT	66,864
4,400	Sovran Self Storage Inc REIT	161,964
9,900	Sun Communities Inc REIT	329,769
7,700	UMH Properties Inc REIT	78,540
101,300	U-Store-It Trust REIT	965,388
31,000	Winthrop Realty Trust REIT	396,490
		$8,590,080

Restaurants — 1.53%
14,300	Cheesecake Factory Inc *	438,438
17,600	O’Charley’s Inc *	126,720
1,500	PF Chang’s China Bistro Inc	72,690
35,400	Ruby Tuesday Inc *	462,324
		$1,100,172

Retail — 5.78%
10,300	Casey’s General Stores Inc	437,853
13,100	Casual Male Retail Group Inc *	62,094
11,700	Cato Corp Class A	320,697
1,000	Collective Brands Inc *	21,100
21,700	Dillard’s Inc	823,298
9,600	DSW Inc *	375,360
16,500	Finish Line Inc Class A	283,635
8,100	Jo-Ann Stores Inc *	487,782
19,800	MarineMax Inc *	185,130
7,600	Pantry Inc *	150,936
13,100	Pier 1 Imports Inc *	137,550
11,600	Retail Ventures Inc *	189,080
14,500	Sonic Automotive Inc Class A	191,980
8,100	Stein Mart Inc	74,925
11,500	Williams-Sonoma Inc	410,435
		$4,151,855

Savings & Loans — 1.80%
2,300	Astoria Financial Corp	31,993
19,700	Brookline Bancorp Inc	213,745
15,100	Dime Community Bancshares Inc	220,309
3,900	First Defiance Financial Corp	46,410
13,300	OceanFirst Financial Corp	171,171
18,800	Provident Financial Services Inc	284,444
5,500	Provident New York Bancorp	57,695
17,800	TrustCo Bank Corp NY	112,852
3,200	WSFS Financial Corp	151,808
		$1,290,427

Specialized Services — 1.10%
13,600	Acxiom Corp *	233,240
12,200	Career Education Corp *	252,906
16,800	CIBER Inc *	78,624
4,600	Ness Technologies Inc *	27,324
3,600	On Assignment Inc *	29,340
4,300	VeriFone Holdings Inc *	165,808
		$787,242

Telephone & Telecommunications — 1.38%
1,400	Neutral Tandem Inc *	20,216
11,200	SureWest Communications *	119,840
39,000	USA Mobility Inc	693,030
71,200	Vonage Holdings Corp *	159,488
		$992,574

Textiles — 0.51%
23,000	Liz Claiborne Inc *	164,680
8,000	Oxford Industries Inc	204,880
		$369,560

Transportation — 1.30%
9,700	Amerco Inc *	931,588
		$931,588

Utilities — 2.27%
6,500	Chesapeake Utilities Corp	269,880
12,300	Nicor Inc	614,016
1,100	Northwest Natural Gas Co	51,117
9,500	NorthWestern Corp	273,885
11,500	Southwest Gas Corp	421,705
		$1,630,603

Water — 0.07%
5,300	Consolidated Water Co Ltd	48,601
		$48,601

TOTAL COMMON STOCK — 98.73%		$70,907,857
(Cost $55,216,077)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,266,000	Federal Home Loan Bank	1,266,000
	0.00% January 3, 2011
220,000	United States of America T-Bill	219,938
	0.14% March 17, 2011

TOTAL SHORT-TERM INVESTMENTS — 2.07%		$1,485,938
(Cost $1,485,938)

TOTAL INVESTMENTS — 100.80%		$72,393,795
(Cost $56,702,015)

OTHER ASSETS & LIABILITIES — (0.80%)		$(576,840)

TOTAL NET ASSETS — 100%		$71,816,955

  Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

  At December 31, 2010, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	16	$1,251,680	March 2011	$24,070

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

  See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (1)	$72,393,795
Cash	38,608
Dividends receivable	113,400
Subscriptions receivable	116,098

Total assets	72,661,901

LIABILITIES:
Due to investment adviser	86,867
Redemptions payable	749,951
Variation margin on futures contracts	8,128

Total liabilities	844,946

NET ASSETS	$71,816,955

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$649,327
Additional paid-in capital	62,224,200
Net unrealized appreciation on investments and futures contracts	15,715,850
Accumulated net realized loss on investments and futures contracts	(6,772,422)

NET ASSETS	$71,816,955

NET ASSET VALUE PER OUTSTANDING SHARE	$11.06

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	125,000,000
Outstanding	6,493,268

(1) Cost of investments in securities	$56,702,015

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$1,498
Dividends	1,697,435
Foreign withholding tax	(609)

Total income	1,698,324

EXPENSES:
Management fees	1,253,560

NET INVESTMENT INCOME	444,764

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	30,411,348
Net realized gain on futures contracts	1,130,028
Change in net unrealized appreciation on investments	(5,799,398)
Change in net unrealized appreciation on futures contracts	(30,322)

Net realized and unrealized gain on investments	25,711,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,156,420

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$444,764	$1,777,142
Net realized gain (loss) on investments	30,411,348	(21,375,183)
Net realized gain on futures contracts	1,130,028	404,169
Change in net unrealized appreciation on investments	(5,799,398)	51,114,530
Change in net unrealized appreciation on futures contracts	(30,322)	9,272

Net increase in net assets resulting from operations	26,156,420	31,929,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(515,637)	(1,449,604)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	43,693,942	64,608,066
Reinvestment of distributions	515,637	1,449,604
Redemptions of shares	(139,064,539)	(101,356,633)

Net decrease in net assets resulting from share transactions	(94,854,960)	(35,298,963)

Total decrease in net assets	(69,214,177)	(4,818,637)

NET ASSETS:
Beginning of period	141,031,132	145,849,769

End of period	$71,816,955	$141,031,132

OTHER INFORMATION:

SHARES:
Sold	4,859,963	9,284,689
Issued in reinvestment of distributions	50,315	195,501
Redeemed	(15,111,035)	(13,437,314)

Net decrease	(10,200,757)	(3,957,124)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,		Period Ended December 31, 2008 +
	2010	2009

Net Asset Value, Beginning of Period	$8.45	$7.06	$10.00

Income from Investment Operations

Net investment income	0.07	0.07	0.05
Net realized and unrealized gain (loss)	2.61	1.39	(2.94)

Total Income (Loss) From Investment Operations	2.68	1.46	(2.89)

Less Distributions

From net investment income	(0.07)	(0.07)	(0.05)

Net Asset Value, End of Period	$11.06	$8.45	$7.06

Total Return ±	31.76%	20.87%	(28.84%)	^

Net Assets, End of Period ($000)	$71,817	$141,031	$145,850

Ratio of Expenses to Average Net Assets	1.40%	1.40%	1.40%	*

Ratio of Net Investment Income to
Average Net Assets	0.50%	1.25%	1.24%	*

Portfolio Turnover Rate	85.55%	95.25%	66.07%	^

+	The portfolio commenced operations on May 15, 2008.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:

Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:

Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		66,305,322		-		-		66,305,322
Foreign Common Stock		4,602,535		-		-		4,602,535
Short-term Investments		-		1,485,938		-		1,485,938

Total Assets		70,907,857		1,485,938		0		72,393,795

Liabilities
Derivative Investments:
Futures Contracts Variation Margin		8,128		-		-		8,128

Total Liabilities		8,128		0		0		8,128

Total		$70,899,729		$1,485,938		$0		$72,385,667

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $74,534,071 and $168,555,424 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $58,494,272. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,814,361 and gross depreciation of securities in which there was an excess of tax cost over value of $914,838 resulting in net appreciation of $13,899,523.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2010 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Futures Contracts	Variation margin on futures contracts	$8,128

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2010 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount

Futures Contracts	Net realized gain on futures contracts	$1,130,028	Change in net unrealized appreciation on futures contracts	($30,322)

The number of futures contracts held at December 31, 2010 is lower than the average outstanding during the year. As of December 31, 2010, the Portfolio held 16 futures contracts. The average number of futures contracts outstanding during the year was 21.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were from ordinary income in the amount of $515,637 and $1,449,604, respectively.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized appreciation on investments	13,899,523
Capital loss carryforwards	(4,933,492)
Post-October losses	-
Other temporary difference	(22,603)

Tax composition of capital	$8,943,428

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $21,385 from paid-in capital to overdistributed net investment income and $49,488 from accumulated net realized loss on investments and futures contracts to overdistributed net investment income. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2010, the Portfolio utilized $29,270,968 of capital loss carryforwards.

At December 31, 2010, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $4,933,492 which expires in the year 2017.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Small-Cap Value Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from May 15, 2008 (inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Small-Cap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from May 15, 2008 (inception) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth)	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies

Length of Time Served
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers (1967) Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

2008 (as Treasurer and Investment Operations Compliance Officer) 2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)
Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)	100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)          (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date: February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date: February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date: February 23, 2011